Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summaries of Options Granted Under the Plan (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average exercise price At the beginning of period | $ / shares	$ 1.16	$ 1.22
Average exercise price granted during the period | $ / shares	18.90	3.69
Average exercise price exercised during the period | $ / shares	3.45	2.03
Average exercise price forfeited during the period | $ / shares	10.31	4.15
Average exercise price at the end of period | $ / shares	8.30	1.16
Average exercise price vested and exercisable at the end of period | $ / shares	$ 4.06	$ 3.54
Number of options and RSUs at the beginning of period | shares	4,032,345	17,361,000
Number of options and RSUs granted during the period | shares	1,474,463	2,371,345
Number of options and RSUs exercised during the period | shares	(1,136,375)	(15,685,000)
Number of options and RSUs forfeited during the period | shares	(835,872)	(15,000)
Number of options at the end of period | shares	3,534,561	4,032,345
Number of options and RSUs vested and exercisable at the end of period | shares	347,788	486,750